Stock Incentive Plan - Schedule of Total Number of Shares Available for Grant Under the Plan (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Beginning balance (in shares)	3,059,464	3,578,276
Granted (in shares)		(541,208)
Cancelled (in shares)	293,615	22,396
Ending balance (in shares)	3,353,079	3,059,464